Acquisitions	12 Months Ended
Mar. 31, 2014
Business Combinations [Abstract]
Acquisitions

19.  Acquisitions

On 13 December 2013, the Company acquired the assets of a US business engaged in the research, development and manufacturing of fibreglass windows. The Company paid cash consideration of US$4.1 million and assumed debt of US$2.2 million, which has been classified in the current and non-current portion of Other liabilities and is consolidated within the USA and Europe Fibre Cement segment.